Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Operating Segments (Details)	12 Months Ended
Dec. 31, 2025
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Concentration risks percentage for single external customer	10.00%